Rights of use of assets (Details 1) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Rights of use of assets
Balance at the period beginning	$ 14,651	$ 15,049
Addition	8,433	4,678
Disposals	(3)	0
Depreciation charges	(6,350)	(4,809)
Currency translation adjustment	827	(1,401)
Valorization	1,181	1,134
Balance at the period ending	$ 18,739	$ 14,651